INCOME TAXES (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Tables
Deferred tax assets and liabilities

Our deferred tax asset and liability as presented in financial statements consist of the following:

	2012	2011
Deferred Income Tax Assets:
Net operating losses	$5,920,861	$748,404
Valuation allowance	(5,920,861)	(748,404)
Deferred Income Tax Assets, net	$-0-	$-0-

Schedule of Tax Rate Reconciliation

A reconciliation between taxes computed at the federal statutory rate and the consolidated effective tax rate is as follows:

	2012	2011
Federal statutory tax rate	35.0%	35.0%
State tax rate, net of federal tax benefit	5.5%	-0-%
Adjustment in valuation allowances	(18.2)%	(5.8)%
Permanent and other differences	(22.3)%	(29.2)%
Provision (Benefit) for Income Taxes	-0-%	-0-%